UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007.

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $31,765 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter
     28-11255                      DOLPHIN HOLDINGS CORP.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSON'S INC                COM              13104104      1647    64164          DEFINED 1                1647
CABLEVISION SYSTEMS CORP       CL A NY CABLVS   12686C109     1418    53100          DEFINED 1                1418
CONSTELLATION ENERGY GRP INC   COM              210371100     4814    88000          DEFINED 1                4814
DURATEK INC                    COM              26658Q102      876    40000          DEFINED 1                 876
EDUCATION MGMT CORP            COM              28139T101     3744    90000          DEFINED 1                3744
FAIRMONT HTLS & RESORTS INC    COM              305204109     3346    74860          DEFINED 1                3346
KNIGHT RIDDER                  COM              499040103     1391    22000          DEFINED 1                1391
MAIN STREET BANKS INC          COM              56034R102      941    36360          DEFINED 1                 941
MICHAELS STORES INC            COM              594087108     2255    60000          DEFINED 1                2255
MTR GAMING GROUP INC           COM              553769100     1034   100514          DEFINED 1                1034
NORTH FORK BANCORP INC         COM              659424105     3471   120400          DEFINED 1                3471
PANAMSAT HOLDINGS CORP         COM              69831Y105     2336    94130          DEFINED 1                2336
REMINGTON OIL & GAS CORP       COM              759594302     2593    60000          DEFINED 1                2593
TITAN INTL INC                 COM              88830M102     1899   110000          DEFINED 1                1899